EPAZZ, Inc., Consolidated Balance Sheet, as of June 30, 2011 and Restated December 31, 2010 (USD $)	Jun. 30, 2011		Dec. 31, 2010
Current Assets
Cash	$ 89,858		$ 40,013
Accounts Receivable	201,950		294,532
Deferred Financing Cost, Current	2,342		3,633
Other Current Assets	8,852		8,852
Total Current Assets	303,002		347,030
Property and Equipment, net	201,124		238,011
Intangible Assets, net	355,178		369,978
Goodwill	253,588		253,588
Prepaid Expense	1,000,000		1,000,000
Total Assets	2,112,892		2,208,607
Liabilities
Accounts Payable and Accrued Liabilities	116,151		153,939
Deferred Revenue	204,928		266,891
Current Portion of Capitalized Lease	50,641		55,800
Current Portion of Long Term Debt	61,731		111,120
Total Current Liabilities	433,451		587,750
Loan payable, net of current portion	257,675		275,667
Related Party Loan Payable	558,017		566,088
Capitalized Lease, net of current portion	52,295		52,295
Total Liabilities	1,301,438		1,481,800
Stockholders' Deficit
Common stock	329,483		329,483
Additional Paid-in Capital	2,268,360		2,268,360
Accumulated Deficit	(1,786,389)		(1,871,036)
Total Stockholders' Equity	811,454		726,807
Total Liabilities and Stockholders' Deficit	2,112,892		2,208,607
Series A
Stockholders' Deficit
Common stock	304,483	[1]	304,483	[1]
Series B
Stockholders' Deficit
Common stock	25,000	[2]	25,000	[2]
Star Financial
Liabilities
Related Party Loan Payable	296,103		296,103
Other
Liabilities
Related Party Loan Payable	$ 261,914		$ 269,985

[1]	$0.04 par value, 60,000,000 shares authorized, 30,448,294 shares issued and outstanding.
[2]	$.01 par value 60,000,000 shares authorized, 2,500,000 shares issued and outstanding.